Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Segment Reporting

Note 15 – Segment Reporting

HydraFacial manages its business on the basis of one operating segment and one reportable segment. As a result, the chief operating decision maker, who is the Chief Executive Officer, decides how to allocate resources and assess performance, reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocates resources and evaluates financial performance.

Net sales by geographic region were as follows for the periods indicated (in thousands):

	Three Months Ended
	March 31, 2021	March 31, 2020
Americas	$31,280	$23,913
EMEA	7,471	6,888
Asia Pacific	8,791	1,735

Total net sales	$47,542	$32,536

As of March 31, 2021 and December 31, 2020, substantially all of HydraFacial’s property and equipment, net was held in the United States.

Note 18 – Segment Reporting

HydraFacial manages its business on the basis of one operating segment and one reportable segment. As a result, the chief operating decision maker, who is the Chief Executive Officer, decides how to allocate resources and assess performance, reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocates resources and evaluates financial performance.

For each of the three years in the period ended December 31, 2020, net sales by geographic region were as follows:

(in thousands)	2020	2019	2018
Americas	$81,453	$122,396	$88,689
EMEA	23,175	28,425	17,358
Asia Pacific	14,464	15,802	6,263

Total net sales	$119,092	$166,623	$112,310

As of December 31, 2020 and 2019, substantially all of HydraFacial’s property, plant and equipment was held in the United States.